Related party transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three and nine months ended September 30, 2024 and 2023 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries and benefits	688	1,308	2,166	3,589
Share-based compensation	845	1,108	2,554	3,245
	1,533	2,416	4,720	6,834